Dividends - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 HKD ($) $ / shares	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 $ / shares
Dividends [abstract]
Interim dividend	¥ 12,961	$ 14,734	¥ 11,293
Interim dividend per ordinary share		$ 0.33		$ 0.30
Corporate income tax rate	10.00%	10.00%